Pension and other post employment benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined contribution plans	€ 364	€ 369	€ 356
Decrease in funding status	(78)
Actuarial gains and losses arising from changes in financial assumptions	882	122
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), before tax	(289)	(296)
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), net of tax	(232)	(212)	€ (307)
Remeasurement of plan assets	€ 947	€ (2)
Net defined benefit asset/liability, discount rates	4.30%	1.50%
Other post-employment benefits, discount rates	5.50%	2.90%
Change in discount rate assumption	1.00%
Expected contributions to pension plans	€ 33
Actuarial assumption of mortality rates
Disclosure of defined benefit plans [line items]
Change in discount rate assumption	1.00%
Financial impact of decrease	€ 287
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Financial impact of increase	247
1 to 5 years | Net defined benefit asset/liability
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	128
1 to 5 years | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	150
2025-2029
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	€ 739